Financial Information as per operating segments (Details 3) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue	$ 1,698,360,794	$ 1,558,897,708	$ 1,498,371,715
Domestic sales [Member]
Revenue	1,572,617,473	1,429,152,068	1,374,282,584
Exports sales [Member]
Revenue	$ 125,743,321	$ 129,745,640	$ 124,089,131